NEW MILLENNIUM PRODUCTS

300 Market Street, Suite 130-13

Chapel Hill, North Carolina    27516

March 18, 2010

Jenn Do

Staff Accountant

Securities & Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re:

New Millennium Products -

File No. 333-152678

Dear Ms. Do:

On behalf of New Millennium Products (the "Company"), I respond to your letter of February 22, 2010. The Company will comply by filing the requested 8-K concurrently with this letter. In addition, as soon as a successor auditor is found, a Form 8-K will be filed to report.

The Company acknowledges that it is responsible for the adequacy and accuracy of the disclosure in this filing; that staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the United States federal securities laws.

Very truly yours,

/s/ Learned J. Hand, President